Tangible Assets - Investment property (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment property
Fair value of investment property	€ 1,055	€ 1,076	€ 1,825
Gross unrealized gains	€ 92	€ 103	€ 262